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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-06106

                         Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Mid Cap Value Fund

 Schedule of Investments 1/31/15 (unaudited)

 Shares

 Value

 COMMON STOCKS - 100.5%

 Energy - 2.9%

 Oil & Gas Drilling - 0.7%

 118,902

 Helmerich & Payne, Inc.

 $

 7,081,803

 Oil & Gas Equipment & Services - 0.7%

 169,769

 Cameron International Corp. *

 $

 7,602,256

 Oil & Gas Exploration & Production - 1.5%

 296,061

 Cabot Oil & Gas Corp.

 $

 7,845,616

 89,091

 Cimarex Energy Co.

 9,194,191

 $

 17,039,807

 Total Energy

 $

 31,723,866

 Materials - 4.0%

 Fertilizers & Agricultural Chemicals - 1.0%

 234,429

 The Mosaic Co.

 $

 11,414,348

 Metal & Glass Containers - 0.1%

 29,569

 Crown Holdings, Inc. *

 $

 1,310,202

 Gold - 0.6%

 256,493

 Newmont Mining Corp.

 $

 6,450,799

 Steel - 0.8%

 344,049

 United States Steel Corp.

 $

 8,408,558

 Paper Products - 1.5%

 325,979

 International Paper Co.

 $

 17,166,054

 Total Materials

 $

 44,749,961

 Capital Goods - 4.4%

 Aerospace & Defense - 0.5%

 48,405

 Huntington Ingalls Industries, Inc.

 $

 5,644,023

 Building Products - 2.4%

 394,566

 Fortune Brands Home & Security, Inc.

 $

 17,672,611

 213,178

 Owens Corning *

 8,537,779

 $

 26,210,390

 Electrical Components & Equipment - 1.5%

 379,116

 Generac Holdings, Inc.

 $

 16,582,534

 Total Capital Goods

 $

 48,436,947

 Transportation - 5.0%

 Airlines - 2.3%

 358,604

 United Continental Holdings, Inc. *

 $

 24,876,359

 Trucking - 2.7%

 353,820

 Con-way, Inc.

 $

 14,496,005

 187,726

 Ryder System, Inc.

 15,541,836

 $

 30,037,841

 Total Transportation

 $

 54,914,200

 Automobiles & Components - 2.6%

 Auto Parts & Equipment - 0.8%

 163,739

 Tenneco, Inc. *

 $

 8,419,459

 Tires & Rubber - 1.8%

 831,305

 The Goodyear Tire & Rubber Co.

 $

 20,150,833

 Total Automobiles & Components

 $

 28,570,292

 Consumer Durables & Apparel - 3.3%

 Household Appliances - 1.6%

 87,800

 Whirlpool Corp.

 $

 17,479,224

 Housewares & Specialties - 1.7%

 392,909

 Jarden Corp. *

 $

 18,867,490

 Total Consumer Durables & Apparel

 $

 36,346,714

 Consumer Services - 2.8%

 Education Services - 1.6%

 412,484

 DeVry Education Group, Inc.

 $

 17,493,446

 Specialized Consumer Services - 1.2%

 406,096

 H&R Block, Inc.

 $

 13,920,971

 Total Consumer Services

 $

 31,414,417

 Retailing - 5.4%

 Department Stores - 2.8%

 183,594

 Kohl's Corp.

 $

 10,964,234

 318,520

 Macy's, Inc.

 20,347,058

 $

 31,311,292

 Apparel Retail - 1.7%

 197,936

 Ross Stores, Inc.

 $

 18,152,711

 Specialty Stores - 0.9%

 1,306,977

 Office Depot, Inc. *

 $

 9,933,025

 Total Retailing

 $

 59,397,028

 Food, Beverage & Tobacco - 3.5%

 Agricultural Products - 1.2%

 165,324

 Ingredion, Inc.

 $

 13,331,727

 Packaged Foods & Meats - 2.3%

 164,360

 Kellogg Co.

 $

 10,778,729

 137,397

 The JM Smucker Co.

 14,172,501

 $

 24,951,230

 Total Food, Beverage & Tobacco

 $

 38,282,957

 Health Care Equipment & Services - 11.4%

 Health Care Equipment - 2.6%

 763,857

 Boston Scientific Corp. *

 $

 11,312,722

 157,405

 Zimmer Holdings, Inc.

 17,645,100

 $

 28,957,822

 Health Care Distributors - 1.9%

 254,980

 Cardinal Health, Inc.

 $

 21,211,786

 Health Care Services - 2.8%

 249,325

 Omnicare, Inc.

 $

 18,694,388

 160,542

 Quest Diagnostics, Inc.

 11,409,720

 $

 30,104,108

 Health Care Facilities - 1.1%

 259,775

 Community Health Systems, Inc.

 $

 12,227,609

 Managed Health Care - 3.0%

 165,683

 Aetna, Inc.

 $

 15,213,013

 122,110

 Humana, Inc.

 17,881,788

 $

 33,094,801

 Total Health Care Equipment & Services

 $

 125,596,126

 Pharmaceuticals, Biotechnology & Life Sciences - 3.0%

 Pharmaceuticals - 3.0%

 131,671

 Endo International Plc

 $

 10,482,328

 53,281

 Jazz Pharmaceuticals Plc *

 9,022,605

 133,128

 Mallinckrodt Plc *

 14,110,237

 $

 33,615,170

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 33,615,170

 Banks - 3.7%

 Regional Banks - 3.7%

 443,815

 Cathay General Bancorp

 $

 10,602,740

 176,251

 CIT Group, Inc. *

 7,723,319

 1,125,883

 Huntington Bancshares, Inc./OH

 11,281,348

 1,316,288

 Regions Financial Corp.

 11,451,706

 $

 41,059,113

 Total Banks

 $

 41,059,113

 Diversified Financials - 6.2%

 Other Diversified Financial Services - 1.6%

 446,715

 Voya Financial, Inc.

 $

 17,426,352

 Specialized Finance - 1.4%

 333,226

 The NASDAQ OMX Group, Inc.

 $

 15,195,106

 Consumer Finance - 1.4%

 803,598

 Navient Corp.

 $

 15,863,025

 Asset Management & Custody Banks - 1.1%

 98,685

 Ameriprise Financial, Inc.

 $

 12,329,704

 Investment Banking & Brokerage - 0.7%

 179,962

 Lazard, Ltd.

 $

 8,242,260

 Total Diversified Financials

 $

 69,056,447

 Insurance - 6.6%

 Life & Health Insurance - 0.9%

 208,568

 Lincoln National Corp.

 $

 10,424,229

 Multi-line Insurance - 1.9%

 524,582

 The Hartford Financial Services Group, Inc.

 $

 20,406,240

 Property & Casualty Insurance - 2.7%

 268,577

 The Allstate Corp.

 $

 18,743,989

 161,703

 The Hanover Insurance Group, Inc.

 11,157,507

 $

 29,901,496

 Reinsurance - 1.1%

 152,018

 Reinsurance Group of America, Inc.

 $

 12,588,611

 Total Insurance

 $

 73,320,576

 Real Estate - 14.2%

 Diversified REIT - 1.5%

 769,957

 Duke Realty Corp.

 $

 16,808,161

 Hotel & Resort REIT - 2.9%

 306,669

 Hospitality Properties Trust

 $

 9,994,343

 355,302

 Host Hotels & Resorts, Inc.

 8,132,863

 308,531

 Pebblebrook Hotel Trust

 14,328,180

 $

 32,455,386

 Office REIT - 1.2%

 39,417

 Boston Properties, Inc.

 $

 5,471,080

 279,057

 Corporate Office Properties Trust

 8,371,710

 $

 13,842,790

 Residential REIT - 0.5%

 70,256

 Equity Residential Property Trust, Inc.

 $

 5,452,568

 Retail REIT - 3.1%

 617,786

 General Growth Properties, Inc.

 $

 18,644,781

 565,009

 Kimco Realty Corp.

 15,622,499

 $

 34,267,280

 Specialized REIT - 3.4%

 306,530

 Corrections Corp of America

 $

 12,052,760

 282,867

 The Geo Group, Inc.

 12,310,372

 364,088

 Weyerhaeuser Co.

 13,052,555

 $

 37,415,687

 Real Estate Services - 1.6%

 117,309

 Jones Lang LaSalle, Inc.

 $

 17,253,808

 Total Real Estate

 $

 157,495,680

 Software & Services - 4.3%

 IT Consulting & Other Services - 1.1%

 250,454

 Amdocs, Ltd.

 $

 12,066,874

 Data Processing & Outsourced Services - 3.2%

 233,535

 Fidelity National Information Services, Inc.

 $

 14,579,590

 214,925

 Total System Services, Inc.

 7,601,897

 1,042,825

 Xerox Corp.

 13,734,005

 $

 35,915,492

 Total Software & Services

 $

 47,982,366

 Technology Hardware & Equipment - 3.2%

 Communications Equipment - 1.3%

 1,043,991

 Polycom, Inc. *

 $

 13,885,080

 Technology Storage, Hardware & Peripherals - 1.4%

 406,970

 NetApp, Inc.

 $

 15,383,466

 Electronic Manufacturing Services - 0.5%

 76,718

 IPG Photonics Corp.

 $

 5,726,232

 Total Technology Hardware & Equipment

 $

 34,994,778

 Semiconductors & Semiconductor Equipment - 3.9%

 Semiconductors - 3.9%

 483,058

 Broadcom Corp.

 $

 20,498,566

 886,925

 Marvell Technology Group, Ltd.

 13,738,468

 490,588

 NVIDIA Corp.

 9,421,743

 $

 43,658,777

 Total Semiconductors & Semiconductor Equipment

 $

 43,658,777

 Utilities - 10.1%

 Electric Utilities - 7.1%

 200,115

 Edison International

 $

 13,637,837

 320,211

 Northeast Utilities

 17,797,327

 214,008

 Pinnacle West Capital Corp.

 15,019,081

 473,070

 PNM Resources, Inc.

 14,428,635

 410,219

 Westar Energy, Inc.

 17,524,556

 $

 78,407,436

 Multi-Utilities - 3.0%

 350,444

 Ameren Corp.

 $

 15,868,104

 273,290

 Public Service Enterprise Group, Inc.

 11,664,017

 100,216

 Wisconsin Energy Corp.

 5,589,046

 $

 33,121,167

 Total Utilities

 $

 111,528,603

 TOTAL COMMON STOCKS

 (Cost $907,670,239)

 $

 1,112,144,018

 TOTAL INVESTMENT IN SECURITIES - 100.5%

 (Cost $907,670,239) (a)

 $

 1,112,144,018

 OTHER ASSETS & LIABILITIES - (0.5)%

 $

 (5,608,651)

 TOTAL NET ASSETS - 100.0%

 $

 1,106,535,367

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (a)

 At January 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $908,223,841 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 215,635,851

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (11,715,674)

 Net unrealized appreciation

 $

 203,920,177

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,112,144,018

$
-

$
-

$
1,112,144,018

 Total

$
1,112,144,018

$
-

$
-

$
1,112,144,018

 During the period ended January 31, 2015, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Mid Cap Value Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date March 31, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date March 31, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date March 31, 2015 * Print the name and title of each signing officer under his or her signature.